Long Term Debt (6.25% Senior Notes Due 2022) (Detail) (USD $)	9 Months Ended		12 Months Ended			0 Months Ended		0 Months Ended							3 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Apr. 25, 2014 Senior Notes Senior Notes Due 2022	Apr. 25, 2014 Senior Notes Senior Notes Due 2022	Apr. 25, 2014 Senior Notes Senior Notes Due 2022 Prior to May 1, 2017	Apr. 25, 2014 Senior Notes Senior Notes Due 2022 On or after May 1, 2017	Apr. 25, 2014 Senior Notes Senior Notes Due 2022 12 month period beginning May 1, 2018	Apr. 25, 2014 Senior Notes Senior Notes Due 2022 12 month period beginning on May 1, 2019	Apr. 25, 2014 Senior Notes Senior Notes Due 2022 12 month period beginning on May 1, 2020	Apr. 25, 2014 Senior Notes Senior Notes Due 2022 Maximum	Apr. 25, 2014 Second Lien Term Loan Facility	Jun. 30, 2013 Second Lien Term Loan Facility	Apr. 25, 2013 Second Lien Term Loan Facility
Debt Instrument [Line Items]
Interest rate							6.25%
Aggregate principal amounts of debt offered							$ 900,000,000									$ 300,000,000
Proceeds from borrowings	900,000,000	321,003,000	435,500,000	44,361,000	82,972,000	882,700,000
Underwriting discounts and commissions	19,401,000	9,480,000	12,194,000	1,913,000	9,699,000	17,300,000
Repayments of debt obligations	498,983,000	159,726,000	160,760,000	10,152,000	7,726,000									301,800,000	8,500,000
Percentage of principal amount redeemed								35.00%
Percentage of principal amount, plus accrued and unpaid interest with proceeds of certain equity offerings								106.25%
Redemption period after completing equity offering								180 days
Percentage of aggregate principal amount of Notes outstanding after redemption								65.00%
Percentage of redemption price of principal amount plus applicable make-whole premium and accrued and unpaid interest								100.00%	104.688%	103.125%	101.563%	100.00%
Percentage that may be redeemed upon change in control								101.00%
Restricted assets as a percentage of net assets													25.00%
Period for default of interest payment						30 days
Aggregate principal amount in default							25,000,000
Amount of failure to pay final judgments							$ 25,000,000
Period for failure to pay final judgments amount						60 days